INCOME TAXES (Tables)	9 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
Schedule of Reconciliation of Income Tax Rate

The difference between the tax provision at the statutory federal income tax rate on February 28, 2013 and the tax provision attributable to loss before income taxes is as follows:

For the period
May 11, 2011
(date of inception)
through
February 28, 2013

Statutory federal income taxes	34.0%
State taxes, net of federal benefits	5.0%
Valuation allowance	-39.0%
Income tax rate	-